Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 15—EARNINGS PER SHARE

For the three and nine months ended September 30, 2011, a total of 20,826,402 and 21,571,852 potentially dilutive securities have not been included in the diluted weighted average shares as Kennedy-Wilson has a net loss attributable to common shareholders.

The impact of 19,868,582 shares underlying the warrants and convertible preferred stock has been excluded from diluted weighted average shares for the three months ended September 30, 2010 as it is antidilutive. For the nine months ended September 30, 2010, the impact of 24,104,453 shares underlying the warrants, convertible debt and convertible preferred stock has been excluded from diluted weighted average shares as it is antidilutive.

NOTE 22—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2009	2008
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(1,052,000)	$(15,336,000)	$613,000
Basic (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(0.03)	(0.57)	0.03

Weighted average shares outstanding for basic (loss) income per share	38,978,272	26,891,304	22,892,498

Diluted (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders:	$(0.3)	$(0.57)	$0.03

Weighted average shares outstanding for diluted (loss) income per share	38,978,272	26,891,304	24,310,299

Weighted average common shares	38,978,272	26,891,304	22,892,498

Options and warrants	—	—	65,583
Non-vested stock	—	—	1,352,218

Total diluted shares	38,978,272	26,891,304	24,310,299

The dilutive shares from warrants, convertible securities, options and non-vested stock have not been included in the diluted weighted average shares as Kennedy-Wilson has a net loss available to common shareholders. There were a total of 0, 147,857 and 0 potentially dilutive securities as of December 31, 2010, 2009 and 2008, respectively.